Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued legal	$ 90,000	$ 99,000
Accrued directors' compensation		30,000
Accrued royalty		18,000
Accrued sales commission	40,000
Accrued management bonus		19,000
Accrued accounting	11,000	6,000
Accrued interest	18,000	17,000
Accrued other	59,000	51,000
Accrued expenses	$ 218,000	$ 240,000